Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 1,399,497,629	$ 971,453,921
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	449,105	723,625
Guarantees linked to surety bonds	1,462,639	1,641,840
Surety	0	16,074
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	0	1,461
Guarantees linked to rental contracts	25,665	18,772
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	817,950	619,008
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	516,789	468,772
Guarantees linked to surety bonds	311,146	536,650
For transactions in the market	1,466,656	27,401,526
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	$ 9,345,622	$ 0